Share Capital - Schedule of Changes in the Number of Options and RSUs and Weighted Average Exercise Prices (Details) - $ / shares									12 Months Ended
		Dec. 08, 2020	Nov. 24, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Jan. 31, 2018	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Stockholders' Equity Note [Abstract]
Number of options and RSU's Outstanding at beginning of year									6,373,331	[1]	5,056,914	[1]	4,036,095
Number of options and RSU's Granted		1,343,000	125,000	1,346,000	1,305,000	30,000	50,000	128,000	1,468,000		1,346,000		1,513,000
Number of options and RSU's Exercised													(97,042)
Number of options and RSU's Forfeited and expired									(271,705)		(29,583)		(395,140)
Number of options and RSU's Outstanding at end of year	[1]			6,373,331	5,056,914				7,569,626		6,373,331		5,056,914
Number of options and RSU's Exercisable at end of year				3,294,647	2,478,796				4,149,359		3,294,647		2,478,796
Weighted average exercise price Outstanding at beginning of year									$ 2.91	[1]	$ 3.36	[1]	$ 3.88
Weighted average exercise price Granted									1.22		1.22		1.74
Weighted average exercise price Exercised													0.33
Weighted average exercise price Forfeited and expired									4.35		3.30		3.31
Weighted average exercise price Outstanding at end of year	[1]			$ 2.91	$ 3.36				2.53		2.91		3.36
Weighted average exercise price Exercisable at end of year				$ 3.73	$ 3.70				$ 3.43		$ 3.73		$ 3.70

[1]	Out of which number of RSUs 102,334, 102,334 and 114,668 for the years ended December 31, 2020, 2019 and 2018, respectively